SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company's ability to generate cash flows from operations, and the Company's ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The following factors raise substantial doubt about the Company's ability to continue as a going concern for the foreseeable future.

•	The solar industry is being negatively impacted by a number of factors including excess capacity, reduction of government incentives in key solar markets and higher import tariffs. These factors have contributed to declining average selling prices for our products. The average selling price ("ASP") of polysilicon has fallen from about $60 per kilogram ("kg") in 2010 to $18 per kg in 2013.
•	For the year ended December 31, 2013, the Company incurred an operating loss of $200,631,180.
•	During the year December 31, 2013, the Company experienced negative cash flow from operations of $16,525,818, primarily as a result of the net loss incurred by the Company.
•	As of December 31, 2013, the Company's current liabilities exceed its current assets by $207,979,447. While the Company had cash and cash equivalents of $7,831,084, it had short-term borrowings of $68,821,014 all due within one year and the current portion of long-term borrowings amounting to $50,049,843, which is restricted to purchase fixed assets and not expected to be renewed.

These factors are mitigated by the following actions and plans:

•	On March 30, 2014, the Company obtained an irrevocable, legally enforceable letter of financial support from Daqo Group which has committed to provide sufficient financial support to the Company to ensure the Company has the funds required to satisfy its obligations as they come due in the normal course during the year ending December 31, 2014. Further, the support letter provides that Daqo Group will not require the Company to pay the amount owed to the Daqo Group and subsidiaries of Daqo Group, Daqo Solar and Xinjiang Daqo Investment as of December 31, 2013, before January 1, 2015.
•	The Company has or in the process of taking a number of cost reduction initiatives. For example, the Company has constructed its phase II production facilities in Xinjiang and began commercial production in January 2013. The cash cost to produce polysilicon at the Xinjiang facilities is approximately $11 per kg, which is significantly lower than current ASPs

•	The Company has performed a review of its cash flow forecast for the twelve months ending December 31, 2014. The Company believes that its operating cash flow will improve significantly in 2014 and that its operating cash flow will be positive. While management believes the forecast is based on reasonable assumptions, significant assumptions of this forecast include: the ASP is estimated to be approximately $22 per kilogram for the year ending December 31, 2014 and the unit cash cost of Xinjiang will be approximately $11 per kilogram for the year ending December 31, 2014 as a result of the low electricity cost and certain technology improvements. The preliminary results for the first quarter of 2014 shows an increase in the ASP, which increased to $21 per kilogram as of March 31, 2014. This trend is consistent with the Company's expectation. As of December 31, 2013, the Company has a plan to expand the capacity at the Xinjiang plant and is in the process of relocating significant production assets from Chongqing Daqo to its Xinjiang plant, completion of which is subject to obtaining additional funding.
•	While there can be no assurance that the Company will be able to refinance its short-term bank borrowings as they become due, historically, the Company has renewed or rolled over most of its short-term bank loans upon the maturity date of the loans and believes it will continue to be able to do so. From January 1, 2014 to April 14, 2014, the Company rolled over a short-term bank borrowing of $11.2 million and a bank acceptance note credit facility of $4.8 million.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Company's working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

Basis of consolidation	(b) Basis of consolidation The consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated on consolidation.
Use of estimates

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Management has made significant estimates in a variety of areas, including but not limited to allowance for doubtful accounts, inventories valuation, useful lives and residual values of long-lived assets, impairment for long lived assets, consolidation of Daqo New Material, valuation allowances for deferred tax assets, interest capitalization, warranty accrual and certain assumption used in the computation of share-based compensation and related forfeiture rates.

Concentration of credit risk

(d) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivables.

The Group places its cash and cash equivalents in various financial institutions in the PRC. The Group believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit ratings.

Accounts receivable represent those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for doubtful accounts mainly based on aging of the receivables and other factors surrounding the credit risk of specific customers. The allowance for doubtful accounts is $1,592,467 and $7,160,782 as of December 31, 2012 and 2013, respectively, based on the aging of the receivables and the Company's assessment of the customers' credit risk.

The following customers accounted for 10% or more of accounts receivable:

	December 31,
Accounts receivable	2012		2013
Customer A		$12,529,889	$	*
Customer D		$3,568,910		$3,673,455
Customer C	$	*		$1,225,831
Customer K		$-		$1,507,576

*	Represents less than 10%

Sales of polysilicon to the Group's largest customers whose sales constitute over 10% of revenue accounted for approximately 50%, 25% and 30% of revenues for the years ended December 31, 2011, 2012 and 2013, respectively. The Group was substantially dependent upon the continued participation of these customers in order to maintain its total revenues. Significantly reducing the Group's dependence on these customers is likely to take time and there can be no guarantee that the Group will succeed in reducing that dependence.

Furthermore, all of the Company's long-term borrowings are guaranteed by Daqo Group, our related party, who has also committed to provide financial support to meet the Company's short term borrowings obligations, other liabilities and commitments as they become due (see Note 2(a)). The Company's access to credit is significantly reliant on Daqo Group's ability and willingness to continue to provide sufficient financial support.

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Restricted cash

(f) Restricted cash

Restricted cash amounted to $10,649,745 and $8,826,110 as of December 31, 2012 and 2013, respectively, and are deposited in bank accounts as deposits for short-term letters of credit and notes issued by several banks for purchases of raw materials, plant and equipment. These deposits carry fixed interest rates and will be released when the related letters of credit or notes are settled by the Group. The Group considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., settlement of letters of credit or notes) rather than a withdrawal demand. Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Group has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

Allowance for Doubtful Accounts

(g) Allowance for Doubtful Accounts

The Group determines its allowance for doubtful accounts by actively monitoring the financial condition of its customers to determine the potential for any nonpayment of trade receivables. In determining its allowance for doubtful accounts, the Group also considers other economic factors, such as aging trends. The Group believes that its process of specific review of customers combined with overall analytical review provides an effective evaluation of ultimate collectability of trade receivables.

Inventories

(h) Inventories

Inventories are stated at lower of cost or market. Costs are determined using weighted average costs. Costs comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition. The Group writes down the cost of excess inventories to the estimated market value based on historical and forecasted demand. Estimated market value is measured as the estimated selling price of each class of inventory in the ordinary course of business less estimated costs of completion and disposal. The charges to inventory for the years ended December 31, 2011, 2012 and 2013 were $14,252,701, $ 14,821,620 and $29,905,734, respectively.

The Group has outsourced portions of its manufacturing process, including cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots, wafers or cells) to the third-party manufacturers.

For those outsourcing arrangements in which title does not transfer, the Group maintains the inventory in the balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturers. Upon receipt of the processed inventory from the third-party manufacturers, it is reclassified to work-in-progress inventory with the processing fee capitalized as cost of inventory.

For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Group is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Group retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost. Cash payments for outsourcing arrangements which require prepayment for repurchase of the processed inventory are classified as current assets on the balance sheet. If there is no legal right of offset established by these arrangements, the associated assets and liabilities are presented separately on the balance sheet until the processed inventory is returned to the Group.

Property, plant and equipment

(i) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	20 years
Machinery and equipment	10 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the cost of such assets. The Company capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred. Interest expense capitalized for the years ended December 31, 2011, 2012 and 2013 was $3,429,496, $7,245,747 and $nil, respectively.

Prepaid land use rights

(j) Prepaid land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to PRC law, may sell the land use rights for a specified period of time. The Group's land use rights in the PRC are stated at cost less recognized lease expenses. Lease expense is recognized over the term of the agreement on a straight-line basis. The Group recorded lease expenses of $166,355, $958,558 and $ 781,706, for the years ended December 31, 2011, 2012 and 2013, respectively.

Impairment of long-lived assets

(k) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when to perform an impairment review include, but are not limited to significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planed changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of assets that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group's carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group's carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions that it believes marketplace participants would utilize. The impairment charges for the years ended December 31, 2011, 2012 and 2013 were $38,512,376 (among which $3,844,799 was included in loss from discontinued operations), $42,754,481 and $158,424,827, respectively. The impairment loss incurred in fiscal year 2012 was related to the impairment of long-lived assets of the wafer business, and was triggered primarily by the significant decrease in average selling prices for wafers that was experienced in 2012. The impairment loss incurred in fiscal year 2013 was related to the buildings and plant in Chongqing Daqo and Daqo New Material, and was triggered primarily by the significant decrease in average selling prices for polysilicon and the Group's decision of relocating significant machinery and equipment located at Chongqing Daqo to Xinjiang Daqo as a part of its expansion plan.

Revenue recognition

(l) Revenue recognition

Product sales

The Group recognizes revenue when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product has occurred, title and risk of loss have transferred to the customers and collectability of the receivable is reasonably assured. The majority of the sales contracts transfer title and risk of loss to customers upon receipt. Sales agreements for polysilicon and wafers typically do not contain product warranties except for return and replacement of defective products within a period generally ranging from 3 to 30 days from delivery. Sales agreements typically do not contain post-shipment obligations or other return or credit provisions. The Group may extend credit terms after assessing a number of factors to determine the customers' credit worthiness.

The Group sold approximately $36,916,531, $19,862,424 and $32,278,700 in photovoltaic wafers and cells in 2011, 2012 and 2013, respectively.

Customers frequently pay for products prior to the delivery of the products. Advance payments are recorded as advances from customers.

Service revenue

The Company also provides OEM services to customers and recognizes revenue when there is persuasive evidence of an arrangement, the service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured.

Cost of revenues

(m) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, electricity and other utilities, consumables, direct labor, overhead costs, depreciation of property, plant and equipment, and manufacturing waste treatment processing fees.

Shipping and handling

(n) Shipping and handling

Costs to ship products to customers are recorded as selling expenses in the consolidated statements of operations. Costs to ship products to customers were $1,215,110, $1,033,808 and $1,901,384 respectively for the years ended December 31, 2011, 2012 and 2013.

Research and development expenses

(o) Research and development expenses

Research and development expenses include materials and utilities consumed in research and development activities, payroll and related costs and depreciation of property and equipment associated with the research and development activities, which are expensed when incurred. In the years ended December 31, 2012 and 2013, the Company incurred additional research and development expenses for its Xinjiang Phase II polysilicon facilities to achieve the targets for quality, capacity and cost during the pilot production period.

Government subsidies

(p) Government subsidies

The Group receives unrestricted cash subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to land use right fees, value-added tax and income taxes paid, bank loan interest expenses paid or electricity consumed by the Group, however, these subsidies do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Group in any manner it deems appropriate. The Group has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted cash government subsidies as other operating income in the consolidated statements of operations. Unrestricted cash government subsidies received for the years ended December 31, 2011, 2012 and 2013 were $11,484,768, $9,250,296 and $5,249,788, respectively. Government grants related to assets are recorded as long term liabilities and are recognized as an offset to depreciation expense on a straight-line basis over the useful life of the associated asset. The Company received government grants related to assets of $25,895,226, $1,383,487 and $1,172,160 during the years ended December 31, 2011, 2012 and 2013, respectively, and recognized $42,047, $764,528 and $ 1,454,125 as an offset to depreciation expense for the years ended December 31, 2011, 2012 and 2013, respectively. The Company had deferred government grants related to assets of $25,853,179, $26,472,137 and $26,954,700 as of December 31, 2011, 2012 and 2013, respectively.

Income taxes

(q) Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amount in the consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Share-based compensation

(r) Share-based compensation

The Group recognizes share-based compensation in the statement of operations based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The Group has made an estimate of expected forfeiture and is recognizing compensation costs only for those equity awards expected to vest. The share-based compensation expenses have been categorized as either selling, general and administrative expenses, research and development expenses and cost of sales, depending on the job functions of the grantees. For the years ended December 31, 2011, 2012 and 2013, the Group recognized share-based compensation expense of $2,206,025, $2,249,834 and $1,881,401 respectively, which was classified as follows:

	Year ended December 31,
	2011	2012	2013
Selling, general and administrative expenses	$2,068,115	$2,018,817	$1,743,768
Research and development expenses	75,508	175,242	60,987
Cost of sales	62,402	55,775	76,646
Total	$2,206,025	$2,249,834	$1,881,401

Earnings (loss) per share

(s) Earnings (loss) per share

Basic earnings (loss) per ordinary share are computed by dividing the net income (loss) attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Diluted earnings per share is computed using the treasury stock method. During the years ended December 31, 2011, 2012 and 2013, there are no ordinary shares issuable upon the exercise of outstanding share options included in the calculation of dilutive earnings per share as they were anti-dilutive.

Foreign currency translation

(t) Foreign currency translation

The reporting currency of the Group is the United States dollar ("U.S. dollar"). The functional currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in other currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Company's PRC subsidiaries and VIE are maintained in Chinese Renminbi ("RMB"), which is their functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated at average rate of exchange prevailing during the periods presented. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in equity and comprehensive income.

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange of People's Republic of China, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group's aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to $11,589,709 and $11,436,370 as of December 31, 2012 and 2013, respectively.

Comprehensive income (loss)

(u) Comprehensive income (loss)

Our financial statements include the Consolidated Statements of Comprehensive Income (Loss) as required by new accounting guidance, which we early adopted during 2010. As of December 31, 2012 and 2013, Accumulated Other Comprehensive Income was comprised entirely of foreign currency translation adjustments.

Fair value of financial instruments

(v) Fair value of financial instruments

The Company estimates fair value of financial assets and liabilities as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The fair value measurement guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

•	Level 1-Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•	Level 2-Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•	Level 3-Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group's own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group's evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group's consolidated assets, liabilities, shareholders' equity and net income or loss.

The Group's financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other current assets, amount due from related parties, accounts payable, other current liabilities, payables for purchase of property, plant and equipment, amounts due to related parties and short-term and current portion of long-term borrowings. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The fair values of the Company's non-current portion of payables for purchase of property, plant and equipment and long-term bank borrowings as of December 31, 2012 and 2013 are estimated by discounted cash flow technique using an interest rate corresponding to debt with similar maturities and risks on the measurement date.

Variable Interest Entity

(w) Variable Interest Entity

The Company uses a qualitative approach in assessing the consolidation requirement for variable interest entities. The approach focuses on identifying which enterprise has the power to direct the activities that most significantly impact the variable interest entity's economic performance and which enterprise has the obligation to absorb losses or the right to receive benefits from the variable interest entity. In the event that the Company is the primary beneficiary of a variable interest entity, the assets, liabilities, and results of operations of the variable interest entity will be included in the Company's Consolidated Financial Statements.

Noncontrolling interest

(x) Noncontrolling interest

The noncontrolling interest represents Daqo Group's equity interest in Daqo New Material. The Group classified the ownership interest in the consolidated entity held by a party other than the Company to noncontrolling interest in the consolidated financial statements. It also reported the consolidated net income at amounts that include the amounts attributable to both the parent and the noncontrolling interest on the face of the consolidated statements of operations and comprehensive income. On December 31, 2013, Daqo New Material was deconsolidated, therefore the noncontrolling interest was $nil as of December 31, 2013.

Treasury Stock

(y) Treasury Stock

On July 9, 2012, the Company's Board of Directors authorized the Company to repurchase up to $5 million in aggregate value of its outstanding ordinary shares through open market or other legally permissible means prior to December 31, 2012 in accordance with applicable securities laws.. During the year ended December 31, 2012, the Company repurchased 2,836,670 shares for a total purchase price of $500,724. The Company has legal title to the shares, and no other party has the voting rights associated with these shares.

Recent accounting pronouncements

(z) Recent accounting pronouncements

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB's objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted.